PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 95.0% of Net Assets
	Banks – 3.6%
139,850	Bank of NT Butterfield & Son Ltd. (The)	$4,145,154
73,475	PacWest Bancorp	2,670,081
181,825	TCF Financial Corp.	6,922,078

		13,737,313

	Beverages – 2.3%
42,870	Constellation Brands, Inc., Class A	8,886,094

	Building Products – 1.0%
36,900	Allegion PLC	3,824,685

	Capital Markets – 3.8%
138,325	Ares Management Corp., Class A	3,708,493
77,200	Nasdaq, Inc.	7,669,820
186,850	Virtu Financial, Inc., Class A	3,056,866

		14,435,179

	Chemicals – 1.8%
77,550	FMC Corp.	6,799,584

	Commercial Services & Supplies – 1.8%
82,950	Brink’s Co. (The)	6,880,703

	Construction & Engineering – 1.2%
289,350	WillScot Corp.(a)	4,508,073

	Consumer Finance – 0.7%
82,275	Synchrony Financial	2,804,755

	Containers & Packaging – 3.7%
30,475	AptarGroup, Inc.	3,609,764
32,175	Avery Dennison Corp.	3,654,114
103,600	Crown Holdings, Inc.(a)	6,843,816

		14,107,694

	Distributors – 0.5%
9,815	POOL CORP.	1,979,686

	Diversified Consumer Services – 2.9%
43,350	Grand Canyon Education, Inc.(a)	4,256,970
305,750	Laureate Education, Inc., Class A(a)	5,067,806
34,200	ServiceMaster Global Holdings, Inc.(a)	1,911,780

		11,236,556

	Electric Utilities – 4.6%
142,200	Evergy, Inc.	9,464,832
94,125	Eversource Energy	8,044,864

		17,509,696

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 2.3%
49,100	AMETEK, Inc.	$4,508,362
18,950	Hubbell, Inc.	2,490,030
77,550	nVent Electric PLC	1,709,202

		8,707,594

	Electronic Equipment, Instruments & Components – 2.3%
24,050	CDW Corp.	2,963,922
59,250	Keysight Technologies, Inc.(a)	5,762,062

		8,725,984

	Energy Equipment & Services – 0.7%
119,525	Baker Hughes, a GE Co.	2,772,980

	Entertainment – 1.1%
44,350	Electronic Arts, Inc.(a)	4,338,317

	Health Care Equipment & Supplies – 2.7%
10,970	Cooper Cos., Inc. (The)	3,258,090
101,250	Hologic, Inc.(a)	5,112,112
12,875	West Pharmaceutical Services, Inc.	1,825,933

		10,196,135

	Health Care Providers & Services – 1.1%
97,850	Centene Corp.(a)	4,232,991

	Hotels, Restaurants & Leisure – 1.5%
133,400	Aramark	5,813,572

	Independent Power & Renewable Electricity Producers – 4.3%
266,125	Atlantica Yield PLC	6,410,951
376,525	Vistra Energy Corp.	10,064,513

		16,475,464

	Insurance – 6.7%
76,525	Allstate Corp. (The)	8,316,737
90,750	Arthur J. Gallagher & Co.	8,128,477
63,650	Athene Holding Ltd., Class A(a)	2,677,119
39,625	Reinsurance Group of America, Inc.	6,335,245

		25,457,578

	IT Services – 13.2%
20,660	Alliance Data Systems Corp.	2,647,166
70,100	Booz Allen Hamilton Holding Corp.	4,978,502
42,320	CACI International, Inc., Class A(a)	9,786,923
71,775	Fidelity National Information Services, Inc.	9,528,849
93,450	Fiserv, Inc.(a)	9,680,485
50,800	Global Payments, Inc.	8,077,200
76,175	MAXIMUS, Inc.	5,885,281

		50,584,406

	Life Sciences Tools & Services – 3.0%
50,100	Agilent Technologies, Inc.	3,839,163

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – continued
51,212	IQVIA Holdings, Inc.(a)	$7,650,049

		11,489,212

	Machinery – 1.5%
38,600	Oshkosh Corp.	2,925,880
68,725	Timken Co. (The)	2,990,225

		5,916,105

	Media – 3.2%
121,225	Nexstar Media Group, Inc., Class A	12,402,530

	Metals & Mining – 1.0%
305,325	Constellium SE, Class A(a)	3,880,681

	Multi-Utilities – 6.3%
102,250	Ameren Corp.	8,185,112
125,275	CMS Energy Corp.	8,011,336
84,975	WEC Energy Group, Inc.	8,081,123

		24,277,571

	Multiline Retail – 1.5%
36,575	Dollar General Corp.	5,813,231

	Oil, Gas & Consumable Fuels – 2.3%
84,975	Continental Resources, Inc.(a)	2,616,380
559,350	QEP Resources, Inc.	2,069,595
402,575	WPX Energy, Inc.(a)	4,263,269

		8,949,244

	REITs - Diversified – 1.0%
236,325	New Residential Investment Corp.	3,705,576

	REITs - Warehouse/Industrials – 2.0%
95,150	CyrusOne, Inc.	7,526,365

	Semiconductors & Semiconductor Equipment – 2.7%
37,575	Analog Devices, Inc.	4,198,255
90,750	Entegris, Inc.	4,270,695
31,825	Versum Materials, Inc.	1,684,497

		10,153,447

	Software – 4.2%
52,475	Check Point Software Technologies Ltd.(a)	5,746,012
18,625	RingCentral, Inc., Class A(a)	2,340,418
441,525	SolarWinds Corp.(a)	8,146,136

		16,232,566

	Textiles, Apparel & Luxury Goods – 0.9%
99,200	Gildan Activewear, Inc.	3,521,600

	Thrifts & Mortgage Finance – 1.6%
43,675	Essent Group Ltd.	2,081,987
138,150	MGIC Investment Corp.	1,737,927

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – continued
100,900	Radian Group, Inc.	$2,304,556

		6,124,470

	Total Common Stocks (Identified Cost $312,295,113)	364,007,637

Principal Amount
Short-Term Investments – 4.5%
$17,335,967	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $17,336,497 on 10/01/2019 collateralized by $17,065,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $17,687,480 including accrued interest(b) (Identified Cost $17,335,967)	17,335,967

	Total Investments – 99.5% (Identified Cost $329,631,080)	381,343,604
	Other assets less liabilities – 0.5%	1,795,397

	Net Assets – 100.0%	$383,139,001

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$364,007,637	$—	$—	$364,007,637
Short-Term Investments	—	17,335,967	—	17,335,967

Total	$364,007,637	$17,335,967	$—	$381,343,604

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2019 (Unaudited)

IT Services	13.2%
Insurance	6.7
Multi-Utilities	6.3
Electric Utilities	4.6
Independent Power & Renewable Electricity Producers	4.3
Software	4.2
Capital Markets	3.8
Containers & Packaging	3.7
Banks	3.6
Media	3.2
Life Sciences Tools & Services	3.0
Diversified Consumer Services	2.9
Health Care Equipment & Supplies	2.7
Semiconductors & Semiconductor Equipment	2.7
Oil, Gas & Consumable Fuels	2.3
Beverages	2.3
Electronic Equipment, Instruments & Components	2.3
Electrical Equipment	2.3
REITs - Warehouse/Industrials	2.0
Other Investments, less than 2% each	18.9
Short-Term Investments	4.5

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%